BLDRS INDEX FUNDS TRUST

3500 Lacey Road

Suite 700

Downers Grove, IL 60515

February 4, 2014

BY EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Ladies and Gentlemen:

BLDRS Index Funds Trust

1933 Act Registration No. 333-84788

In accordance with Rule 497(j) of Regulation C under the Securities Act of 1933, Invesco PowerShares Capital Management LLC, the Sponsor of BLDRS Index Funds Trust (the “Trust”) certifies on behalf of the Trust that:

1.                                      the form of prospectus for the Trust that would have been filed under paragraph (b) of Rule 497 would not have differed from that contained in the most recent post-effective amendment to the Trust’s registration statement on Form S-6; and

2.                                      the text of the most recent post-effective amendment to the Trust’s registration statement was filed electronically with the Commission via EDGAR on January 30, 2014.

Very truly yours,

INVESCO POWERSHARES CAPITAL MANAGEMENT, LLC

By:	/s/ Andrew Schlossberg
Andrew Schlossberg
Chief Executive Officer